FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
FINANCIAL INSTRUMENTS
(a)    Financial Assets and Financial Liabilities by Categories

As at December 31, 2020	Amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV - Hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$651.2	$—	$651.2
Trade and other receivables	4.2	—	—	—	4.2
Convertible loan receivable (iii)	—	—	11.7	—	11.7
Investments in equity securities (i)(ii)	—	68.7	—	—	68.7
Warrants	—	—	2.5	—	2.5
Derivative assets - Non-hedge	—	—	0.4	—	0.4
Other financial assets	19.7	—	—	—	19.7
Total financial assets	$23.9	$68.7	$665.8	$—	$758.4

Financial liabilities
Total debt	$993.8	$—	$—	$—	$993.8
Trade and other payables	240.4	—	—	—	240.4
Derivative liabilities - Hedging instruments	—	—	—	9.0	9.0
Derivative liabilities - Non-hedge	—	—	6.1	—	6.1
Other financial liabilities	173.4	—	—	—	173.4
Total financial liabilities	$1,407.6	$—	$6.1	$9.0	$1,422.7

As at December 31, 2019	Amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV- Hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$158.8	$—	$158.8
Trade and other receivables	3.4	—	—	—	3.4
Investments in equity securities (i)	—	8.4	—	—	8.4
Warrants	—	—	2.8	—	2.8
Derivative assets - Hedging instruments	—	—	—	0.1	0.1
Derivative assets - Non-hedge	—	—	3.8	—	3.8
Other financial assets	8.6	—	—	—	8.6
Total financial assets	$12.0	$8.4	$165.4	$0.1	$185.9

Financial liabilities
Total debt	$1,047.9	$—	$—	$—	$1,047.9
Trade and other payables	219.5	—	—	—	219.5
Derivative liabilities - Hedging instruments	—	—	—	1.8	1.8
Other financial liabilities	171.1	—	—	—	171.1
Total financial liabilities	$1,438.5	$—	$—	$1.8	$1,440.3
(i)Investments in publicly quoted equity securities that are neither subsidiaries nor associates are categorized as FVOCI pursuant to the irrevocable election available in IFRS 9 for these instruments. The Company’s portfolio of equity securities is primarily focused on the mining sector. These are strategic investments and the Company considers this classification to be more relevant.
(ii)Includes the Company’s investment in Equinox (formerly Leagold). On March 10, 2020, the Company ceased to have significant influence over the entity and no longer recognizes it as an investment in associate. On April 15, 2020, the Company disposed of 12,000,000 Equinox shares accounted for at FVOCI. As noted above, equity securities in the Company's investment portfolio are considered to be strategic investments. For such investments, the Company's focus is to assess the best path for creation of value for shareholders, which may include monetization of said investments, such as was the case in the sale of the Equinox shares. The fair value of the Equinox shares at the date of derecognition was $91.1 million and the Company recorded a cumulative loss of $6.5 million on disposal.
(iii)Represents the Deferred Cash Payment receivable from the Nomad transaction. Refer to Note 6.

(b)    Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In assessing the fair value of a particular contract, the market participant would consider the credit risk of the counterparty to the contract. Consequently, when it is appropriate to do so, the Company adjusts its valuation models to incorporate a measure of credit risk.

i)    Fair Value Measurements of Financial Assets and Financial Liabilities Measured at Fair Value

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments that are measured at fair value:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.
Level 2:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3:    Unobservable inputs for the asset or liability.
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated balance sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2020			December 31, 2019
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$651.2	$—	$651.2	$158.8	$—	$158.8
Convertible loan receivable	—	11.7	11.7	—	—	—
Investments in equity securities	68.7	—	68.7	8.4	—	8.4
Warrants	—	2.5	2.5	—	2.8	2.8
Derivative related assets	—	0.4	0.4	—	3.9	3.9
	$719.9	$14.6	$734.5	$167.2	$6.7	$173.9
Liabilities
Derivative related liabilities	$—	$15.1	$15.1	$—	$1.8	$1.8
	$—	$15.1	$15.1	$—	$1.8	$1.8

At December 31, 2020, there were no financial assets and liabilities measured and recognized at fair value on a non-recurring basis.

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2020. At December 31, 2020, there were no financial assets or liabilities measured and recognized on the consolidated balance sheets at fair value that would be categorized as Level 3 in the fair value hierarchy.

ii)    Valuation Methodologies Used in the Measurement of Fair Value for Level 2 Financial Assets and Financial Liabilities

Warrants and Convertible loan receivable
The fair value of warrants, and the convertible loan receivable are determined using a Black-Scholes model based on relevant assumptions including risk free interest rate, expected dividend yield, expected volatility and expected warrant life which are supported by observable current market conditions.

Derivative assets and liabilities
The fair value of derivative instruments is determined using either present value techniques or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs. The Company continues to monitor the potential impact of the recent instability of the financial markets, and will adjust its derivative contracts for credit risk based upon the credit default swap spread for each of the counterparties as warranted.

iii)    Carrying Value versus Fair Value

Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments, other than those whose carrying amounts are a reasonable approximation of fair value:

		December 31, 2020		December 31, 2019
	Financial instrument classification	Carrying amount	Fair value (i)	Carrying amount	Fair value (i)
Debt
Senior notes	Amortized cost	$996.5	$989.3	$1,051.3	$1,042.2
(i)The Company's senior notes are accounted for at amortized cost, using the effective interest method. The fair value required to be disclosed is determined by discounting the future cash flows by a discount factor based on an interest rate of 5%, which reflects the Company's own credit risk.

Management assessed that the fair values of trade and other receivables, trade and other payables, and other financial assets and liabilities approximate their carrying amounts, largely due to the short-term maturities of these instruments. Derivative assets and liabilities are already carried at fair value.
(c)    Derivative Instruments ("Derivatives")

Summary of derivatives at December 31, 2020

				Notional Amount
	Average call strike price (per USD)	Average put strike price (per USD)	Remaining term	Cash flow hedge	Non-hedge	Fair value (USD)
Currency contracts (iv)
Option contracts
BRL option contracts (millions) (i)	R$3.85	R$4.32	January - June 2021	R$93.0	—	(3.7)
Forward contracts	Average FX/USD forward rate
BRL forward contracts (millions) (ii)	R$4.07		January - June 2021	R$93.0	—	(5.3)
Other	Per share value (C$)
DSU contracts (millions of DSUs) (iii)	$7.26		January - November 2021	—	4.2	0.4
(i)The Company has designated zero cost collar option contracts as cash flow hedges for its highly probable forecasted BRL expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging. These cash flow hedges are expected to cover approximately 38% of the BRL denominated forecasted costs from January 2021 to June 2021, respectively.
(ii)On November 5 and 6, 2019, the Company entered into forward contracts totalling BRL 93.0 million (approximately US$17.9 million) split evenly from January 2021 to June 2021 at a weighted average BRL to US Dollar forward rate of BRL 4.07 per US Dollar. These forward contracts are expected to cover approximately 38% of the BRL denominated forecasted costs from January 2021 to June 2021 respectively.
(iii)During the fourth quarter of 2020, the Company entered into a derivative contract to mitigate the volatility of its share price on DSU compensation, effectively locking in the exposure of the Company for 4.2 million DSUs (approximately 88% of outstanding DSUs at the time) at a value of C$7.26 per share.

In January 2021, the Company entered into the following additional derivative contracts to hedge against the risk of increases in the value of foreign currencies in several jurisdictions:
•Canadian Dollar to USD: Forward contracts with monthly notional maturities of C$20.0 million from February to December 2021, at an average forward price of C$1.2703 (total notional of C$220.0 million);
•Chilean Peso to USD: Forward contracts with monthly notional maturities of CLP$9.3 billion from February to December 2021, at an average forward price of CLP$736.80 (total notional of CLP$102.3 billion);
•Brazilian Real to USD: Zero-cost collars with monthly notional maturities of R$16.0 million from July 2021 to December 2022 with an average call strike price of R$5.25 and an average put strike price of R$5.71 (total notional of R$288.0 million), and forward contracts with monthly notional maturities of R$16.0 million from July 2021 to December 2022 at an average forward price of R$5.4925 (total notional of R$288.0 million).

As at December 31, 2020, the Company also had derivative liabilities relating to the warrants issued to purchase Equinox shares held by Yamana of $1.4 million, and option agreements of $4.7 million. Refer to Note 6 for further details.

Fair Values of Derivatives

	Asset derivatives		Liability derivatives
At as December 31,	2020	2019	2020	2019
Derivatives designated as hedging instruments
Currency contracts	$—	$0.1	$9.0	$1.8
Total derivatives designated as hedging instruments	$—	$0.1	$9.0	$1.8
Derivatives not designated as hedging instruments
Warrants and options contracts	—	—	6.1	—
DSU contracts	0.4	3.8	—	—
Total derivatives not designated as hedges	$0.4	$3.8	$6.1	$—
Total derivative instruments (Note 20 and Note 26)	$0.4	$3.9	$15.1	$1.8
Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (“AOCI”)

	Gain (loss) recognized in cash flow hedge reserve		Gain (loss) reclassified or adjusted from cash flow hedge reserve
For the year ended December 31,	2020	2019	2020	2019
Exchange rate risk
Currency option contracts	$(24.0)	$(4.3)	$16.9	$9.3
	$(24.0)	$(4.3)	$16.9	$9.3
Time value of option contracts excluded from hedge relationship	(0.2)	(1.3)	—	—
	$(24.2)	$(5.6)	$16.9	$9.3

Gains (Losses) on Non-hedge Derivatives

The net gain (loss) on derivatives not designated as hedging instruments was comprised of the following:

For the years ended December 31,	2020	2019
Realized gains (losses)
Commodity contracts	$—	$2.9
DSU contracts	1.8	—
	$1.8	$2.9
Unrealized gains (losses)
Commodity contracts	$—	$(2.0)
DSU contracts	(3.4)	4.4
	$(3.4)	$2.4